Derivative Instruments and Hedging Activity	6 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activity
Derivative Instruments and Hedging Activity

Note H — Derivative Instruments and Hedging Activity

The Company, through its subsidiary Cubic Asset, entered into a Call Option Structured Derivative contract with a third party that resulted in an upfront volumetric production payment (“VPP”) at closing of approximately $35,000,000, through the sale of calls.  Under the terms of the VPP, Cubic sold calls to the third party (i) covering approximately 556,000 barrels of oil at a price set between $80 per barrel and $90 per barrel, and (ii) covering approximately 51.3 million Mcf of gas at a price set at $3.65 per Mcf for the 2013 calendar year, $3.90 per Mcf for the 2014 calendar year, and a to be determined price for calendar years 2015 through 2018. The scheduled volumes under the VPP relate to production months from October 2013 through December 2018 (see schedules included below), and are to be delivered to, or sold on behalf of the third party free of all costs associated with the production and development of the underlying properties. Once the scheduled volumes have been delivered, the commitment will terminate.  Cubic retained the obligation to prudently operate and produce the properties during the term of the VPP, and the third party assumed all risks related to the adequacy of the associated reserves to fully recoup the scheduled volumes and also assumed all risks associated with product price decreases. The company is subject to all risks associated with product price increases above the specified call prices.  As a result, the VPP has been accounted for as deferred revenues, with the sales proceeds being deferred and amortized into oil and gas sales as the scheduled volumes are produced. In addition, this third party has entered into agreements with Cubic Asset and Cubic Louisiana contemplating the hedging of hydrocarbons.  This third party has a junior lien position on both the assets of Cubic Asset and Cubic Louisiana.

All derivative contracts are carried at their fair value on the balance sheet and all unrealized gains and losses are recorded in the statement of operations in unrealized gain (loss) on derivatives, while realized gains and losses related to contract settlements are recognized in natural gas and crude oil revenues. For the three and six months ended December 31, 2013, the Company reported unrealized losses of $66,534 in the condensed consolidated statement of operations related to the change in the fair value of its commodity derivative instruments.

As of December 31, 2013, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Base Fixed Price	Floor (long)	Short Put	Call (Long)	Ceiling (Short)
		In MMcf
2013	Call Option	7,233	417,772	$3.65	$—	$—	$—	$—
2014	Call Option	10,000	9,733,236	$3.90	$—	$—	$—	$—
2015	Call Option	15,000	10,696,392	$3.70	$—	$—	$—	$—
2016	Call Option	20,000	11,056,752	$3.65	$—	$—	$—	$—
2017	Call Option	25,000	11,184,600	$3.55	$—	$—	$—	$—
2018	Call Option	25,000	8,252,340	$3.45	$—	$—	$—	$—

As of December 31, 2013, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Base Fixed Price	Floor (long)	Short Put	Call (Long)	Ceiling (Short)
		In Bbls
2013	Float Price Swap	26	1,566	$92.00	$—	$—	$—	$—
2014	Float Price Swap	23	8,268	$92.00	$—	$—	$—	$—
2015	Float Price Swap	15	5,532	$92.00	$—	$—	$—	$—
2016	Float Price Swap	8	2,900	$92.00	$—	$—	$—	$—

2013	Call Option	88	5,306	$90.00	$—	$—	$—	$—
2014	Call Option	289	105,624	$90.00	$—	$—	$—	$—
2015	Call Option	312	113,952	$80.00	$—	$—	$—	$—
2016	Call Option	361	131,796	$80.00	$—	$—	$—	$—
2017	Call Option	328	119,868	$80.00	$—	$—	$—	$—
2018	Call Option	218	79,452	$80.00	$—	$—	$—	$—

Oil derivatives. Our oil derivatives are swap and call option contracts for notional Bbls of oil at interval NYMEX oil index prices.  The asset and liability values attributable to our oil derivatives as of the end of the reporting period are based on (i) the contracted notional volumes, (ii) independent active NYMEX future quotes for oil index prices, (iii) the applicable estimated credit-adjusted risk free rate curve, and (iv) the implied rate of volatility inherent in the call option contracts.  The implied rates of volatility were determined based on average NYMEX oil index prices.

Natural gas derivatives. Our natural gas derivatives are option contracts for notional MMcf of natural gas at NYMEX Penultimate index prices. The asset and liability values attributable to our natural gas derivatives as of the reporting period are based on (i) the contracted notional volumes and (ii) the applicable credit-adjusted risk-free rate curve and implied rate of volatility inherent in the call option contracts.

Additional Disclosures about Derivative Instruments and Hedging Activities

The tables below provide information on the location and amounts of derivative fair values in the condensed consolidated balance sheet and derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments:

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Current Assts	$—	$—
Commodity derivative contracts	Current Liabilities	—	—
Commodity derivative contracts	Long-term Liabilities	(41,646)	—
Total derivatives not designated as hedging instruments		$(41,646)	$—

	Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives for the Six Months Ended
	Recoginized in Income of Derivatives	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Unrealized loss on derivatives	$(67)	$—
Total derivatives not designated as hedging instruments		$(67)	$—

(in thousands, except prices)	Volume Mmbtus/Bbls	Fair Value Call Option	Fair Value per MMBtu or Barrel	Fair value at October 2, 2013
Natural gas:

Call Options:
Remainder of 2014
2014	9,733	$0.35	$0.35	$3,432
2015	10,696	$0.61	$0.61	$6,541
2016	11,057	$0.71	$0.71	$7,805
2017	11,185	$0.84	$0.84	$9,422
2018	8,252	$1.04	$1.04	$8,588
Total natural gas				$35,787

Oil:
Swaps:
Remainder of 2014	1,566			$5
2014	8,362			$33
2015	5,760			$(14)
2016	3,361			$(24)

Call Options:
Remainder of 2014
2014	106	$5.31	$5.31	$561
2015	114	$10.91	$10.91	$1,244
2016	132	$11.75	$11.75	$1,549
2017	120	$12.23	$12.23	$1,467
2018	79	$13.07	$13.07	$1,038
Total oil				$5,859
Total oil and natural gas derivatives				$41,646